Business Combinations (Details) - Schedule of intangible assets and their estimated useful lives - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 26, 2021	Dec. 31, 2021
Theraplant, LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 107,000	$ 107,000
Theraplant, LLC [Member] | Trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 4,000	$ 4,000
Useful Life	3 years	3 years
Theraplant, LLC [Member] | Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 23,000	$ 23,000
Useful Life	5 years	5 years
Theraplant, LLC [Member] | Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 80,000	$ 80,000
Useful Life	10 years	10 years
True Harvest, LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Fair Value		$ 8,000
True Harvest, LLC [Member] | Trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Fair Value		$ 2,000
Useful Life		3 years
True Harvest, LLC [Member] | Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Fair Value		$ 6,000
Useful Life		5 years